Vessels, net	12 Months Ended
Dec. 31, 2018
Vessels

4. Vessels, net

Vessels’ disposals

In May 2017, the Company, through one of its subsidiaries, entered into a memorandum of agreement to sell the vessel “Doukato” to an unrelated party. The vessel was delivered to her new owners in June 2017, and the Company received sale proceeds, net of expenses, of $5,895. In October 2017, the Company, through two of its subsidiaries, entered into two memoranda of agreement to sell the vessels “March” and “Great”. The vessels were classified on December 31, 2017 in current assets as held for sale, according to the provisions of ASC 360, as all criteria required for this classification were met. Furthermore, from February to May 2018, the Company, through five of its subsidiaries, entered into memoranda of agreement to sell the vessels “New Jersey”, “Sagitta”, “Centaurus”, “Puelo” and “Hamburg” to unrelated parties. All seven vessels were delivered to their new owners from March to July 2018, and the Company received aggregate proceeds of $92,905, net of expenses. For 2018 and 2016, the aggregate loss from the sale of vessels, including direct to sale expenses, amounted to $16,700 and $2,899, respectively, while for 2017, the respective gain, net of direct to sale expenses, amounted to $945.The amounts are separately reflected in Loss / (Gain) on vessels’ sale in the accompanying consolidated statements of operations. The Company used the proceeds from the sales of the vessels to repay indebtedness, according to the respective terms of the Company’s then existing credit agreements (Notes 3 and 5).

Vessels’ Impairment

In 2018, 2017 and 2016 the Company, after taking into account factors such as the vessels’ age and employment prospects under the then current market conditions, determined the future undiscounted cash flows for each of its vessels, considering its various alternatives, including sale possibilities. This assessment concluded that the carrying value of two vessels in 2018, two vessels in 2017 and seven vessels in 2016 was not recoverable and accordingly, the Company has recognized an aggregate impairment loss of $20,654, $8,363, and $118,861, respectively, which is separately reflected in the accompanying statements of operations. The fair value of the vessels was determined through Level 2 inputs of the fair value hierarchy as determined by management, making also use of available market data for the market value of vessels with similar characteristics. The vessels were measured at fair value on a non-recurring basis as a result of the management’s impairment test exercise. The aggregate fair value of the impaired vessels as of the testing dates was $29,074 in 2018, $20,050 in 2017 and $59,900 in 2016.

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessels' Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2016	$286,991	$(46,639)	$240,352
- Vessels' disposals	(9,951)	5,001	(4,950)
- Transfer to vessels held for sale	(21,350)	2,972	(18,378)
- Depreciation	-	(7,353)	(7,353)
- Impairment charges	(8,363)	-	(8,363)
Balance, December 31, 2017	$247,327	$(46,019)	$201,308
- Vessels' disposals	(121,249)	30,853	(90,396)
- Depreciation	-	(4,388)	(4,388)
- Impairment charges	(20,654)	-	(20,654)
Balance, December 31, 2018	$105,424	$(19,554)	$85,870

As at December 31, 2018, all the Company’s vessels were unencumbered.